(Loss)/income Per Share (Tables)	12 Months Ended
Dec. 31, 2025
(Loss)/income Per Share
Schedule of computation of basic and diluted net (loss)/income per share

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ (Note 2(d))
Numerator:
Net (loss)/income attributable to Tuniu Corporation	(99,291)	77,174	31,125	4,452
Numerator for basic and diluted net (loss)/income per share	(99,291)	77,174	31,125	4,452
Denominator:
Weighted average number of ordinary shares used in computing basic (loss)/income per share	371,453,164	361,482,355	340,747,065	340,747,065
Weighted average number of ordinary shares used in computing diluted (loss)/income per share	371,453,164	363,718,947	342,960,072	342,960,072
Weighted average number of ADS used in computing basic (loss)/income per ADS	123,817,721	120,494,118	113,582,355	113,582,355
Weighted average number of ADS used in computing diluted (loss)/income per ADS	123,817,721	121,239,649	114,320,024	114,320,024
Net (loss)/income per ordinary share attributable to ordinary shareholders - basic and diluted	(0.27)	0.21	0.09	0.01
Net (loss)/income per ADS - basic and diluted	(0.81)	0.63	0.27	0.03

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$(Note 2(d))
Numerator:
Net (loss)/income attributable to Tuniu Corporation	(99,291)	77,174	31,125	4,452
Numerator for basic and diluted net (loss)/income per share	(99,291)	77,174	31,125	4,452
Denominator:
Weighted average number of ordinary shares used in computing basic (loss)/income per share	371,453,164	361,482,355	340,747,065	340,747,065
Weighted average number of ordinary shares used in computing diluted (loss)/income per share	371,453,164	363,718,947	342,960,072	342,960,072
Weighted average number of ADS used in computing basic (loss)/income per ADS (unaudited)	12,381,772	12,049,412	11,358,236	11,358,236
Weighted average number of ADS used in computing diluted (loss)/income per ADS (unaudited)	12,381,772	12,123,965	11,432,002	11,432,002
Net (loss)/income per ordinary share attributable to ordinary shareholders – basic and diluted	(0.27)	0.21	0.09	0.01
Net (loss)/income per ADS - basic (unaudited)	(8.02)	6.40	2.74	0.39
Net (loss)/income per ADS – diluted (unaudited)	(8.02)	6.37	2.72	0.39